Schedule of Trade And Other Receivables (Details) (Parenthetical) - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024		Jun. 30, 2025	[1],[2]	Nov. 01, 2023	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Provision for doubtful account for credit loss allowance	$ (174)	[1],[2]	$ (26)			$ 6,486
Cash transferred					$ 2,499
Solar Flow Through Funds Ltd [member]
IfrsStatementLineItems [Line Items]
Provision for doubtful account for credit loss allowance	6,486
Cash transferred	$ 1,750
Issue of equity of common shares	1,052,599
Other comprehensive income	$ 4,839

[1]	In 2017, the Company entered into a sales contract with a group of limited partnerships now known as Solar Flow-Through Funds Ltd. (“SFF”) to provide development services for solar photovoltaic projects. The Company had written off receivables totaling $
[2]	The Company’s changes in credit loss allowance for the year ended June 30, 2025 and 2024 are as follows: